Cover	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Central Index Key	0001952073